Employee Benefit Plan (Details textual)	12 Months Ended
Jun. 30, 2016
Description of Defined Contribution Pension and Other Postretirement Plans	As of June 30, 2016, Aytu does not match employee contributions. Starting in fiscal 2017, the Company will match 50% of the first 6% contributed to the plan by employees.